AVAILABLE-FOR-SALE SECURITIES (Details 1) (USD $)	8 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Face Value	$ 83,817,577	$ 450,952,634
Unamortized premium	3,193,345	12,854,666
Unamortized discount
Designated credit reserve	(4,882,582)	(15,967,512)
Net, unamortized	(3,534,339)	(22,781,350)
Amortized Cost	78,594,001	425,058,438
Gross unrealized loss	2,433,997	(7,505,535)
Fair Value	81,027,998	417,552,903
Agency [Member]
Face Value	65,310,197	357,111,292
Unamortized premium	3,193,345	12,854,666
Unamortized discount
Designated credit reserve	0	0
Net, unamortized	0	(1,614,616)
Amortized Cost	68,503,542	368,351,342
Gross unrealized loss	1,470,062	(8,500,925)
Fair Value	69,973,604	359,850,417
Non Agency [Member]
Face Value	18,507,380	93,841,342
Unamortized premium	0	0
Unamortized discount
Designated credit reserve	(4,882,582)	(15,967,512)
Net, unamortized	(3,534,339)	(21,166,734)
Amortized Cost	10,090,459	56,707,096
Gross unrealized loss	963,935	995,390
Fair Value	$ 11,054,394	$ 57,702,486